Commitments and Contingent Liabilities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingent Liabilities (Textual) [Abstract]
Customers' letters of Credit	$ 40,500,000	$ 51,900,000
Reserve for unfunded loan commitments and letters of credit	613,000	381,000
Reserve for residential mortgage loan recourse	325,000	0
Rental expense for operating lease	$ 4,800,000	$ 4,500,000	$ 4,500,000